Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Accounts Receivable and Unbilled Services
The Company’s accounts receivable and unbilled services, net, consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Accounts receivable	$726,111	$700,280
Unbilled services	609,674	565,473
Total accounts receivable and unbilled services	1,335,785	1,265,753
Allowance for doubtful accounts	(9,171)	(5,029)
Total accounts receivable and unbilled services, net	$1,326,614	$1,260,724

Contract with Customer, Asset and Liability	The Company’s unearned revenue consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Unearned revenue	$1,110,872	$921,964

Change in the Allowance for Doubtful Accounts
The Company’s changes in the allowance for doubtful accounts consisted of the following amounts on the dates set forth below:

	Years Ended December 31,
	2019	2018	2017
Balance at the beginning of the period	$(5,029)	$(4,904)	$(3,105)
Current year provision	(4,243)	(618)	(3,466)
Write-offs	101	493	1,667
Balance at the end of the period	$(9,171)	$(5,029)	$(4,904)

Capitalized Contract Costs
Capitalized contract costs and the related amortization for the period below were as follows:

	December 31,
	2019	2018
Capitalized costs to obtain a contract, net	$25,766	$23,062

	Years Ended December 31,
	2019	2018
Amortization of costs to obtain a contract	$11,432	$8,693